Income tax incurred and deferred: Additional information (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2014
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method		$ 6,045,955,000	$ 2,163,740,000	$ 6,119,361,000
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense		$ 192,040,000	$ 3,196,000	$ 36,613,000
Applicable tax rate		30.00%	30.00%	30.00%	30.00%
Investments rate of return		20.00%	20.00%
Tax expense (income)		$ 1,728,507,000	$ 729,155,000	$ 1,978,102,000
Income taxes recovery		416,000	32,017,000
Current tax assets, current		142,970,000	631,999,000
Aerostar
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method		$ 88,577,000
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense			$ 660,404,000
Applicable tax rate		10.00%	10.00%
Airplan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method		$ 241,490,000	$ 9,133,000	325,349,000
Applicable tax rate		31.00%	32.00%
Current tax expense (income)		$ 74,862,000	$ 29.16	$ 107,365,000
Colombia (Airplan)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	35.00%	31.00%	32.00%	33.00%
Current tax expense (income)		$ 74,862,000	$ 2,916,000	$ 110,910,000
Tax expense (income)		68,865,000	(62,770,000)	18,116,000
Asset tax		$ (5,997,000)	$ (65,686,000)	(92,794,000)
Percentage of net income on net worth		3.50%
Percentage of presumptive income		0.00%	0.50%
Puerto Rico (Aerostar)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense		$ 79,720,000
Applicable tax rate		10.00%
Current tax expense (income)		$ 886,000	$ (16,000)	433,000
Tax expense (income)		38,865,000	42,530,000	38,579,000
Asset tax		$ 37,979,000	$ 42,546,000	$ 38,146,000